Equity Investments (Details) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended				1 Months Ended					12 Months Ended			1 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 Tibetan Yingli CNY	Dec. 31, 2013 Tibetan Yingli CNY	Dec. 31, 2012 Tibetan Yingli CNY	Dec. 31, 2013 Hainan Tianneng	Nov. 30, 2012 China Develop Zhengxin Investment Fund CNY	May 31, 2013 Yingli China Beijing Badaling USD ($)	May 31, 2013 Yingli China Beijing Badaling CNY	Feb. 28, 2009 Yingli China Beijing Badaling CNY investor	Sep. 30, 2009 Yingli China Hainan Tianneng CNY investor	Dec. 31, 2011 Yingli China Hainan Tianneng CNY	Dec. 31, 2013 Yingli China Hainan Tianneng	Dec. 31, 2012 Yingli China Hainan Tianneng	Jul. 31, 2011 Yingli China Beijing Jingyi Renewable Energy Engineering Co., Ltd.. CNY	Feb. 28, 2010 Yingli China Beijing Jingyi Renewable Energy Engineering Co., Ltd.. CNY investor	Jul. 31, 2013 Hainan Yingli Hainan Tianneng USD ($)	Jul. 31, 2013 Hainan Yingli Hainan Tianneng CNY	Jun. 30, 2013 Hainan Yingli Hainan Tianneng USD ($)	Jun. 30, 2013 Hainan Yingli Hainan Tianneng CNY	Sep. 30, 2011 Yingli Beijing Shuntong Wuliu CNY	Nov. 30, 2012 Yingli China and Yingli Hainan investor
Equity Investments
Equity investments		$ 35,726	216,276	173,241
Number of co-investors, unrelated to the Company												2	2					2						20
Equity interest (as a percent)						50.00%		27.66%					20.00%		9.35%	11.45%			18.31%	18.31%			49.00%
Impairment loss on equity investment	8,720				8,720
Provision for equity investment						0	0
Amount contributed to acquire equity interest									150,000			600					1,875	10,000
Equity interest (as a percent)									4.76%			10.00%						10.00%
Amount paid to acquire equity interest													6,000	20,362					2,000	12,000	7,000	40,000	1,470
Proceeds from disposal of investment										$ 99	600
Period of operation of investee									10 years